Share-Based Payments - Summary of Share Options Outstanding (Details)	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, ending balance	2,012,336
Share Option Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price per share, beginning balance | $ / shares	$ 8.46	$ 8.46
Weighted average exercise price per share, ending balance | $ / shares	$ 8.46	$ 8.46
Number of options, beginning balance	887,002	887,002
Number of options, ending balance	887,002	887,002